Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments (cost), net	$ 2,499,784		$ (9,437,395)	$ (13,283,533)	$ (6,649,056)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments (cost), net		$ 194,194
Financial Liabilities At Fair Value Through Other Comprehensive Income, Category | Derivative financial instruments | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (36,843,604)			$ (36,843,604)		$ (26,568,577)